Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Accounting Policies [Abstract]
Operating lease right-of-use assets	$ 3,772		$ 3,772				$ 23,000
Prepaid lease							9,500
Lease liabilities							$ 13,500
Research and development costs, net	$ 43,690	$ 60,299	$ 161,002	$ 238,431	$ 322,269	$ 90,075